Supplement to the John Hancock Equity Funds
                        Institutional Class I Prospectus
                                dated May 1, 2002


For each of the funds referenced below, the "Portfolio Managers" section has been changed as follows:


John Hancock Large Cap Equity Fund, page 9

  Paul J. Berlinguet
   Joined fund team in 2002
  James S. Yu, CFA
   Joined fund team in 2000
  Roger C. Hamilton
   Joined fund team in 1999
  Robert J. Uek, CFA
   Joined fund team in 2002
  Thomas P. Norton, CFA
   Joined fund team in 2002

John Hancock Mid Cap Growth Fund, page 11

  Paul J. Berlinguet
   Joined fund team in 2002
  Thomas P. Norton, CFA
   Joined fund team in 2002
  Robert J. Uek, CFA
   Joined fund team in 2002

On page 22, the Management Biography for Timothy N. Manning has been deleted and the following Management Biography as been added:

Thomas P. Norton, CFA
Vice president
Joined John Hancock Advisers in 2002
Investment Manage, Baring Asset Management (1997-2002)
Began business career in 1986

August 1, 2002

Sign up for electronic delivery at www.jhancock.com/funds/edelivery


                              JOHN HANCOCK

--------------------------------------------------------------------------------


Prospectus 8.1.02             Equity funds


                              Balanced Fund

                              Core Equity Fund

                              Focused Equity Fund
                              formerly Focused Relative Value Fund

                              Growth Trends Fund

                              Large Cap Equity Fund
                              formerly Large Cap Value Fund

                              Large Cap Growth Fund

                              Large Cap Spectrum Fund

                              Mid Cap Growth Fund

                              Multi Cap Growth Fund

                              Small Cap Equity Fund
                              formerly Small Cap Value Fund

                              Small Cap Growth Fund

                              Sovereign Investors Fund

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary           Balanced Fund                                 4
of goals, strategies, risks,
performance and expenses.        Core Equity Fund                              6

                                 Focused Equity Fund                           8

                                 Growth Trends Fund                           10

                                 Large Cap Equity Fund                        12

                                 Large Cap Growth Fund                        14

                                 Large Cap Spectrum Fund                      16

                                 Mid Cap Growth Fund                          18

                                 Multi Cap Growth Fund                        20

                                 Small Cap Equity Fund                        22

                                 Small Cap Growth Fund                        24

                                 Sovereign Investors Fund                     26

Policies and instructions for    Your account
opening, maintaining and
closing an account in any        Choosing a share class                       28
equity fund.
                                 How sales charges are calculated             28

                                 Sales charge reductions and waivers          29

                                 Opening an account                           30

                                 Buying shares                                31

                                 Selling shares                               32

                                 Transaction policies                         34

                                 Dividends and account policies               34

                                 Additional investor services                 35

Further information on the       Fund details
equity funds.
                                 Business structure                           36

                                 Management biographies                       37

                                 Financial highlights                         38

                                 For more information                 back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     have longer time horizons

o     want to diversify their portfolios

o     are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Equity funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of March 31, 2002 managed approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and Strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past Performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

At least 80% of the fund's common stock investments are "dividend performers." These are companies that have typically increased their dividend payments over time, or that the managers believe demonstrate the potential for above-average stability of growth of earnings and dividends. In managing the fund's stock portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -12.85%
Best quarter: Q4 '98, 11.40%
Worst quarter: Q3 '01, -7.12%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
    1993      1994    1995     1996     1997     1998    1999      2000     2001
   11.38%   -3.51%   24.22%   12.13%   20.79%   14.01%   3.89%   -1.83%   -5.23%

----------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
----------------------------------------------------------------------------------------------------------
                                                      1 year      5 year    Life of    Life of     Life of
                                                                            Class A    Class B     Class C
Class A before tax (began 10-5-92)                    -9.99%       4.80%      7.42%         --         --
Class A after tax on distributions                   -10.94%       2.99%      5.47%         --         --
Class A after tax on distributions, with sale         -6.09%       3.33%      5.30%         --         --
Class B before tax (began 10-5-92)                   -10.60%       4.81%        --        7.27%        --
Class C before tax (began 5-3-99)                     -7.83%         --         --          --      -4.01%
----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                          -11.89%      10.70%     14.07%      14.07%     -4.31%
Lehman Brothers Government/Credit Bond Index           8.50%       7.37%      7.04%*      7.04%*     7.04%

* As of September 30, 1992.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.60%       0.60%       0.60%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.47%       0.47%       0.47%
Total fund operating expenses                                      1.37%       2.07%       2.07%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $633       $912     $1,212     $2,064
Class B with redemption                   $710       $949     $1,314     $2,221
Class B without redemption                $210       $649     $1,114     $2,221
Class C with redemption                   $407       $742     $1,202     $2,476
Class C without redemption                $308       $742     $1,202     $2,476

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1994

Barry H. Evans, CFA
Joined fund team in 1996

Steve Paspal, CFA
Joined fund team in 1997

See page 37 for the management biographies.

FUND CODES

Class A       Ticker             SVBAX
              CUSIP              47803P104
              Newspaper          BalA
              SEC number         811-0560
              JH fund number     36

Class B       Ticker             SVBBX
              CUSIP              47803P203
              Newspaper          BalB
              SEC number         811-0560
              JH fund number     136

Class C       Ticker             SVBCX
              CUSIP              47803P708
              Newspaper          --
              SEC number         811-0560
              JH fund number     536

Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced
o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -11.20%
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '01, -15.72%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

---------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
---------------------------------------------------------------------------------------
1992     1993      1994    1995     1996     1997     1998     1999      2000      2001
9.01%   16.12%   -2.14%   37.20%   21.24%   29.19%   28.84%   12.37%    -7.75%   -10.87%

----------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
----------------------------------------------------------------------------------------------------------
                                                      1 year      5 year    10 year    Life of     Life of
                                                                                       Class B     Class C
Class A before tax                                   -15.32%       7.88%     11.65%         --          --
Class A after tax on distributions                   -15.33%       7.23%     10.76%         --          --
Class A after tax on distributions, with sale         -9.33%       6.31%      9.56%         --          --
Class B before tax (began 9-7-95)                    -15.91%       7.96%        --       11.01%         --
Class C before tax (began 5-1-98)                    -13.24%         --         --          --       -0.53%
----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                          -11.89%      10.70%     12.94%      13.49%       1.97%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.75%       0.75%       0.75%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.42%       0.42%       0.42%
Total fund operating expenses                                      1.47%       2.17%       2.17%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $642       $942     $1,263     $2,170
Class B with redemption                   $720       $979     $1,364     $2,326
Class B without redemption                $220       $679     $1,164     $2,326
Class C with redemption                   $417       $772     $1,253     $2,578
Class C without redemption                $318       $772     $1,253     $2,578

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

Class A       Ticker             JHDCX
              CUSIP              409902707
              Newspaper          CoreEqA
              SEC number         811-1677
              JH fund number     25

Class B       Ticker             JHIDX
              CUSIP              409902806
              Newspaper          CoreEqB
              SEC number         811-1677
              JH fund number     125

Class C       Ticker             JHCEX
              CUSIP              409902863
              Newspaper          CoreEqC
              SEC number         811-1677
              JH fund number     525

Focused Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 U.S. and foreign companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the management team emphasizes a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -40.82%
Best quarter: Q4 '01, 43.84%
Worst quarter: Q3 '01, -46.35%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                           2001
                                                                          -0.33%

-------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-------------------------------------------------------------------------------------------------
                                                       1 year      Life of    Life of     Life of
                                                                   Class A    Class B     Class C
Class A before tax (began 11-1-00)                      -5.27%     -12.70%         --          --
Class A after tax on distributions                      -5.27%     -12.70%         --          --
Class A after tax on distributions, with sale           -3.21%     -10.14%         --          --
Class B before tax (began 11-1-00)                      -5.95%         --      -12.47%         --
Class C before tax (began 11-1-00)                      -2.96%         --          --      -10.12%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                            -11.89%     -15.65%     -15.65%     -15.65%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.85%       0.85%       0.85%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     1.32%       1.32%       1.32%
Total fund operating expenses                                      2.47%       3.17%       3.17%
Expense reimbursement (at least until 2-28-03)                     0.97%       0.97%       0.97%
Net annual operating expenses                                      1.50%       2.20%       2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $645     $1,143     $1,667     $3,096
Class B with redemption                   $723     $1,187     $1,775     $3,247
Class B without redemption                $223       $887     $1,575     $3,247
Class C with redemption                   $420       $978     $1,659     $3,475
Class C without redemption                $321       $978     $1,659     $3,475

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS


Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002


See page 37 for the management biographies.

FUND CODES

Class A       Ticker             JFVAX
              CUSIP              478032790
              Newspaper          --
              SEC number         811-3392
              JH fund number     61

Class B       Ticker             JFVBX
              CUSIP              478032774
              Newspaper          --
              SEC number         811-3392
              JH fund number     161

Class C       Ticker             JFVCX
              CUSIP              478032766
              Newspaper          --
              SEC number         811-3392
              JH fund number     561

Growth Trends Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Health-care companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -23.02%
Best quarter: Q4 '01, 13.60%
Worst quarter: Q1 '01, -23.27%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                           2001
                                                                         -26.89%

-------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-------------------------------------------------------------------------------------------------
                                                        1 year     Life of    Life of     Life of
                                                                   Class A    Class B     Class C
Class A before tax (began 9-22-00)                     -30.52%     -32.01%         --          --
Class A after tax on distributions                     -30.56%     -32.05%         --          --
Class A after tax on distributions, with sale          -18.58%     -25.34%         --          --
Class B after tax (began 9-22-00)                      -31.13%         --      -31.94%         --
Class C after tax (began 9-22-00)                      -28.95%         --          --      -30.27%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                            -11.89%     -15.61%     -15.61%     -15.61%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform its peers or funds that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o     Certain derivatives could produce disproportionate losses.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     1.00%       1.00%       1.00%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.55%       0.55%       0.55%
Total fund operating expenses                                      1.85%       2.55%       2.55%
Expense reimbursement (at least until 2-28-03)                     0.20%       0.20%       0.20%
Net annual operating expenses                                      1.65%       2.35%       2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $659     $1,034     $1,433     $2,545
Class B with redemption                   $738     $1,075     $1,538     $2,699
Class B without redemption                $238       $775     $1,338     $2,699
Class C with redemption                   $435       $867     $1,424     $2,942
Class C without redemption                $336       $867     $1,424     $2,942

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

ADVISER

John Hancock Advisers, LLC

Team responsible for financial services sector investment management

SUBADVISERS

Fund Asset Management, L.P. d/b/a Mercury Advisors

Team responsible for health-care sector investment management
Founded in 1977
Supervised by the adviser

American Fund Advisors, Inc.

Team responsible for technology sector investment management
Founded in 1978
Supervised by the adviser

FUND CODES

Class A       Ticker             JGTAX
              CUSIP              41014V109
              Newspaper          GTrendA
              SEC number         811-4079
              JH fund number     46

Class B       Ticker             JGTBX
              CUSIP              41014V208
              Newspaper          GTrendB
              SEC number         811-4079
              JH fund number     146

Class C       Ticker             JGTCX
              CUSIP              41014V307
              Newspaper          GTrendC
              SEC number         811-4079
              JH fund number     546

Large Cap Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $492 million to $296 billion as of June 30, 2002). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions. The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -27.17%
Best quarter: Q4 '99, 31.56%
Worst quarter: Q4 '01, -24.00%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

-------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
-------------------------------------------------------------------------------------
1992    1993      1994    1995     1996     1997     1998     1999      2000     2001
6.02%   9.74%   -8.49%   36.74%   22.21%   36.71%   15.94%   37.89%   -2.93%   -3.36%


--------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
--------------------------------------------------------------------------------------------------
                                                        1 year       5 year     10 year    Life of
                                                                                           Class C
Class A before tax                                      -8.19%       14.27%      13.23%         --
Class A after tax on distributions                      -9.63%       11.24%      10.51%         --
Class A after tax on distributions, with sale           -4.45%       11.04%      10.14%         --
Class B before tax                                      -8.64%       14.37%      12.96%         --
Class C before tax (began 5-1-98)                       -5.99%          --          --        6.57%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                            -11.89%       10.70%      12.94%       1.97%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                    0.625%      0.625%      0.625%
Distribution and service (12b-1) fees                              0.25%       1.00%       1.00%
Other expenses                                                    0.355%      0.355%      0.355%
Total fund operating expenses                                      1.23%       1.98%       1.98%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $619       $871     $1,142     $1,914
Class B with redemption                   $701       $921     $1,268     $2,113
Class B without redemption                $201       $621     $1,068     $2,113
Class C with redemption                   $398       $715     $1,157     $2,383
Class C without redemption                $299       $715     $1,157     $2,383

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS


Paul J. Berlinguet
Joined fund team in 2002

James S. Yu, CFA
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 1999

Robert J. Uek, CFA
Joined fund team in 2002

Thomas P. Norton, CFA
Joined fund team in 2002

See page 37 for the management biographies.

FUND CODES

Class A       Ticker             TAGRX
              CUSIP              41013P103
              Newspaper          LgCpEqA
              SEC number         811-0560
              JH fund number     50

Class B       Ticker             TSGWX
              CUSIP              41013P202
              Newspaper          LgCpEqB
              SEC number         811-0560
              JH fund number     150

Class C       Ticker             JHLVX
              CUSIP              41013P301
              Newspaper          LgCpEqC
              SEC number         811-0560
              JH fund number     550

Large Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $302 million to $296 billion as of June 30, 2002).


In managing the portfolio, the managers use fundamental financial analysis to identify companies with:

o     strong cash flows
o     secure market franchises
o     sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The managers use various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -18.46%
Best quarter: Q4 '98, 22.38%
Worst quarter: Q1 '01, -30.71%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

----------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
----------------------------------------------------------------------------------------
1992     1993      1994    1995     1996     1997     1998     1999       2000      2001
6.06%   13.16%   -7.61%   27.17%   20.40%   16.70%   26.42%   20.52%   -30.74%   -31.89%


-------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-------------------------------------------------------------------------------------------------------
                                                      1 year    5 year     10 year   Life of    Life of
                                                                                     Class B    Class C
Class A before tax                                   -34.35%    -4.17%       3.22%        --         --
Class A after tax on distributions                   -34.35%    -5.91%       1.31%        --         --
Class A after tax on distributions, with sale        -20.92%    -2.68%       2.61%        --         --
Class B before tax (began 1-3-94)                    -34.82%    -4.07%         --       1.85%        --
Class C before tax (began 6-1-98)                    -32.79%       --          --         --     -11.30%
-------------------------------------------------------------------------------------------------------
Russell Top 200 Growth Index                         -20.49%     8.59%      11.09%     13.53%     -0.41%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.75%       0.75%       0.75%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.54%       0.54%       0.54%
Total fund operating expenses                                      1.59%       2.29%       2.29%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $654       $977     $1,322     $2,295
Class B with redemption                   $732     $1,015     $1,425     $2,450
Class B without redemption                $232       $715     $1,225     $2,450
Class C with redemption                   $429       $808     $1,313     $2,699
Class C without redemption                $330       $808     $1,313     $2,699

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS


Paul J. Berlinguet
Joined fund team in 2001

Robert J. Uek, CFA
Joined fund team in 2000

Thomas P. Norton, CFA
Joined fund team in 2002


See page 37 for the management biographies.

FUND CODES

Class A       Ticker             JHNGX
              CUSIP              409906302
              Newspaper          LpCpGrA
              SEC number         811-4630
              JH fund number     20

Class B       Ticker             JHGBX
              CUSIP              409906401
              Newspaper          LpCpGrB
              SEC number         811-4630
              JH fund number     120

Class C       Ticker             JLGCX
              CUSIP              409906849
              Newspaper          --
              SEC number         811-4630
              JH fund number     520

Large Cap Spectrum Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $492 million to $296 billion on June 30,
2002). The fund is non-diversified and may invest up to 10% of assets in securities of individual companies. The fund's assets will be managed according to three separate investment strategies -- growth, core and value.


The fund's assets will be allocated to reflect an optimal combination as determined by the adviser's: (1) assessment of the three strategies' historical risk, return and correlation; and (2) long-term strategic view of the relative attractiveness of the three strategies.

In managing the growth portion of the portfolio, the managers seek to identify companies with above-average earnings growth prospects that are not fully reflected in current market valuations. They emphasize stock selection, relying heavily upon the fundamental analysis and research of their internal research staff. They favor companies with strong management, superior industry positions and excellent balance sheets.

In managing the core portion of the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The managers of the value portion of the fund look for companies that they believe are undervalued. They employ a fundamental value approach, focusing on the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend paying capability.

The fund may invest up to 20% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities, cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies or the adviser's asset allocation strategy do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses. Actual expenses may be greater or less.

-----------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
-----------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

-----------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
-----------------------------------------------------------------------------------------------
Management fee                                                     0.85%       0.85%       0.85%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.70%       0.70%       0.70%
Total fund operating expenses                                      1.85%       2.55%       2.55%
Expense reimbursement (at least until 2-28-03)                     0.35%       0.35%       0.35%
Net annual operating expenses                                      1.50%       2.20%       2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                 Year 1           Year 3
--------------------------------------------------------------------------------
Class A                                                    $645           $1,020
Class B with redemption                                    $723           $1,060
Class B without redemption                                 $223             $760
Class C with redemption                                    $420             $853
Class C without redemption                                 $321             $853

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

ADVISER

John Hancock Advisers, LLC
Team responsible for core portion of the fund

SUBADVISER

Alliance Capital Management, L.P.
Team responsible for growth portion of the fund
Founded in 1971
Supervised by the adviser

Bernstein Investment Research & Management Unit

A unit of Alliance Capital Management, L.P.
Team responsible for value portion of the fund
Supervised by the adviser

FUND CODES


Class A       Ticker             JLSAX
              CUSIP              41014V406
              Newspaper          --
              SEC number         811-4079
              JH fund number     67

Class B       Ticker             JLSBX
              CUSIP              41014V505
              Newspaper          --
              SEC number         811-4079
              JH fund number     167

Class C       Ticker             JLSCX
              CUSIP              41014V604
              Newspaper          --
              SEC number         811-4079
              JH fund number     567

Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $15 million to $11 billion as of June 30,
2002).


In managing the portfolio, the managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad- based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -15.47%
Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth-orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
             1994    1995     1996    1997    1998     1999     2000      2001
           -8.76%   34.24%   29.05%   2.37%   6.53%   58.17%   -13.52%   -33.59%

-------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-------------------------------------------------------------------------------------------------------
                                                      1 year    5 year     Life of   Life of    Life of
                                                                           Class A   Class B    Class C
Class A before tax (began 11-1-93)                   -36.90%    -1.20%       4.91%        --         --
Class A after tax on distributions                   -36.90%    -2.30%       3.44%        --         --
Class A after tax on distributions, with sale        -22.47%    -0.94%       3.72%        --         --
Class B before tax (began 11-1-93)                   -37.40%    -1.19%         --       4.84%        --
Class C before tax (began 6-1-98)                    -35.35%       --          --         --      -3.06%
-------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                          -11.89%    10.70%      13.68%     13.68%      2.74%
Russell Midcap Growth Index                          -20.15%     9.02%      11.37%     11.37%      4.10%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.80%       0.80%       0.80%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.53%       0.53%       0.53%
Total fund operating expenses                                      1.63%       2.33%       2.33%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $657       $988     $1,342     $2,336
Class B with redemption                   $736     $1,027     $1,445     $2,491
Class B without redemption                $236       $727     $1,245     $2,491
Class C with redemption                   $433       $820     $1,333     $2,739
Class C without redemption                $334       $820     $1,333     $2,739

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS


Paul J. Berlinguet
Joined fund team in 2001

Thomas P. Norton, CFA
Joined fund team in 2002

Robert J. Uek, CFA
Joined fund team in 2001


See page 37 for the management biographies.

FUND CODES

Class A       Ticker             SPOAX
              CUSIP              409906807
              Newspaper          MdCpGrA
              SEC number         811-4630
              JH fund number     39

Class B       Ticker             SPOBX
              CUSIP              409906880
              Newspaper          MdCpGrB
              SEC number         811-4630
              JH fund number     139

Class C       Ticker             SPOCX
              CUSIP              409906823
              Newspaper          --
              SEC number         811-4630
              JH fund number     539

Multi Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the managers use fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad- based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -17.18%
Best quarter: Q4 '01, 25.85%
Worst quarter: Q1 '01,-28.42%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.
Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                           2001
                                                                         -23.89%

-------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-------------------------------------------------------------------------------------------------
                                                        1 year     Life of    Life of     Life of
                                                                   Class A    Class B     Class C
Class A before tax (began 12-1-00)                     -27.70%     -24.73%         --          --
Class A after tax on distributions                     -27.70%     -24.73%         --          --
Class A after tax on distributions, with sale          -16.87%     -19.74%         --          --
Class B before tax (began 12-1-00)                     -28.17%         --      -24.45%         --
Class C before tax (began 12-1-00)                     -25.89%         --          --      -22.28%
-------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                              -20.42%     -21.35%     -21.35%     -21.35%
Russell 2000 Growth Index                               -9.23%      -3.39%      -3.39%      -3.39%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.75%       0.75%       0.75%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     4.98%       4.98%       4.98%
Total fund operating expenses                                      6.03%       6.73%       6.73%
Expense reimbursement (at least until 2-28-03)                     4.63%       4.63%       4.63%
Net annual operating expenses                                      1.40%       2.10%       2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $635     $1,810     $2,961     $5,735
Class B with redemption                   $713     $1,874     $3,089     $5,863
Class B without redemption                $213     $1,574     $2,889     $5,863
Class C with redemption                   $410     $1,658     $2,960     $6,021
Class C without redemption                $311     $1,658     $2,960     $6,021

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Anurag Pandit, CFA
Managed fund since it began in 2000

Bernice S. Behar, CFA
Managed fund since it began in 2000

See page 37 for the management biographies.

FUND CODES

Class A       Ticker             JMGAX
              CUSIP              478032709
              Newspaper          --
              SEC number         811-3392
              JH fund number     10

Class B       Ticker             JMGBX
              CUSIP              478032808
              Newspaper          --
              SEC number         811-3392
              JH fund number     110

Class C       Ticker             JMGCX
              CUSIP              478032881
              Newspaper          --
              SEC number         811-3392
              JH fund number     510

Small Cap Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $3 million to $1.4 billion as of June 30, 2002). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.


The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.


Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -31.15%
Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '01, -33.72%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
            1994     1995     1996     1997      1998    1999      2000    2001
            7.81%   20.26%   12.91%   25.25%   -2.10%   98.25%   -6.26%   10.97%

-----------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-----------------------------------------------------------------------------------------------------------
                                                       1 year     5 year    Life of     Life of     Life of
                                                                            Class A     Class B     Class C
Class A before tax (began 1-3-94)                       5.41%     19.17%     17.04%         --          --
Class A after tax on distributions                      5.21%     17.40%     15.01%         --          --
Class A after tax on distributions, with sale           3.44%     15.30%     13.49%         --          --
Class B before tax (began 1-3-94)                       5.20%     19.37%        --       16.96%         --
Class C before tax (began 5-1-98)                       8.13%        --         --          --       16.89%
----------------------------------------------------------------------------------------------------------
Russell 2000 Index                                      2.49%      7.52%      9.91%       9.91%       1.51%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium-or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.70%       0.70%       0.70%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.36%       0.36%       0.36%
Total fund operating expenses                                      1.36%       2.06%       2.06%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $632       $909     $1,207     $2,053
Class B with redemption                   $709       $946     $1,308     $2,210
Class B without redemption                $209       $646     $1,108     $2,210
Class C with redemption                   $406       $739     $1,197     $2,466
Class C without redemption                $307       $739     $1,197     $2,466

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS


Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002


See page 37 for the management biographies.

FUND CODES


Class A       Ticker             SPVAX
              CUSIP              409905700
              Newspaper          SmCpEqA
              SEC number         811-3999
              JH fund number     37

Class B       Ticker             SPVBX
              CUSIP              409905809
              Newspaper          SmCpEqB
              SEC number         811-3999
              JH fund number     137

Class C       Ticker             SPVCX
              CUSIP              409905882
              Newspaper          SmCpEqC
              SEC number         811-3999
              JH fund number     537

Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $3 million to $1.4 billion as of June 30,
2002).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad- based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class B, total returns

2002 return as of 6-30-02: -19.38%
Best quarter: Q4 '99, 43.58%
Worst quarter: Q3 '01, -26.65%


After-tax returns

After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2000 U.S. small-capitalization stocks. Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

-----------------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
-----------------------------------------------------------------------------------------
 1992     1993      1994    1995     1996     1997     1998     1999       2000      2001
12.13%   11.82%   -1.49%   42.13%   12.95%   14.45%   11.65%   63.62%   -22.04%   -14.85%

---------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
---------------------------------------------------------------------------------------------------
                                                        1 year       5 year     10 year    Life of
                                                                                           Class C
Class A before tax                                     -18.49%        6.47%      10.95%         --
Class B before tax                                     -19.11%        6.50%      10.65%         --
Class B after tax on distributions                     -19.11%        4.72%       9.67%         --
Class B after tax on distributions, with sale          -11.64%        5.32%       9.12%         --
Class C before tax (began 6-1-98)                      -16.45%          --          --        4.83%
--------------------------------------------------------------------------------------------------
Russell 2000 Index                                       2.49%        7.52%      11.51%       3.60%
Russell 2000 Growth Index                               -9.23%        2.87%       7.19%      -0.14%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium-or large-capitalization stocks. Similarly, growth stocks could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.75%       0.75%       0.75%
Distribution and service (12b-1) fees                              0.25%       1.00%       1.00%
Other expenses                                                     0.41%       0.41%       0.41%
Total fund operating expenses                                      1.41%       2.16%       2.16%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $636       $924     $1,233     $2,106
Class B with redemption                   $719       $976     $1,359     $2,303
Class B without redemption                $219       $676     $1,159     $2,303
Class C with redemption                   $416       $769     $1,248     $2,568
Class C without redemption                $317       $769     $1,248     $2,568

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
Joined fund team in 1996

Anurag Pandit, CFA
Joined fund team in 1996

See page 37 for the management biographies.

FUND CODES

Class A       Ticker             TAEMX
              CUSIP              478032105
              Newspaper          SmCpGrA
              SEC number         811-3392
              JH fund number     60

Class B       Ticker             TSEGX
              CUSIP              478032204
              Newspaper          SmCpGrB
              SEC number         811-3392
              JH fund number     160

Class C       Ticker             JSGCX
              CUSIP              478032501
              Newspaper          SmCpGrC
              SEC number         811-3392
              JH fund number     560

Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of stocks in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On June 30, 2002, that range was $492 million to $296 billion.


At least 65% of the fund's stock investments are "dividend performers"
-- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

2002 return as of 6-30-02: -10.82%
Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 '98, -7.85%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


-----------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
-----------------------------------------------------------------------------------
1992    1993      1994    1995     1996     1997     1998    1999    2000      2001
7.23%   5.71%   -1.85%   29.15%   17.57%   29.14%   15.62%   5.91%   4.10%   -6.06%


-----------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-----------------------------------------------------------------------------------------------------------
                                                      1 year      5 year    10 year     Life of     Life of
                                                                                        Class B     Class C
Class A before tax                                   -10.76%       7.99%      9.52%         --          --
Class A after tax on distributions                   -12.74%       5.92%      7.65%         --          --
Class A after tax on distributions, with sale         -5.29%       6.14%      7.35%         --          --
Class B before tax (began 1-3-94)                    -10.92%       8.05%        --       10.28%         --
Class C before tax (began 5-1-98)                     -8.45%         --         --          --        1.50%
-----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                          -11.89%      10.70%     12.94%      14.03%       1.97%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)     5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     0.55%       0.55%       0.55%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     0.25%       0.25%       0.25%
Total fund operating expenses                                      1.10%       1.80%       1.80%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $607       $832     $1,076     $1,773
Class B with redemption                   $683       $866     $1,175     $1,932
Class B without redemption                $183       $566       $975     $1,932
Class C with redemption                   $380       $661     $1,065     $2,195
Class C without redemption                $281       $661     $1,065     $2,195

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Peter M. Schofield, CFA
Joined fund team in 1996

See page 37 for the management biographies.

FUND CODES

Class A       Ticker             SOVIX
              CUSIP              47803P302
              Newspaper          SvInvA
              SEC number         811-0560
              JH fund number     29

Class B       Ticker             SOVBX
              CUSIP              47803P401
              Newspaper          SvInvB
              SEC number         811-0560
              JH fund number     129

Class C       Ticker             SOVCX
              CUSIP              47803P609
              Newspaper          --
              SEC number         811-0560
              JH fund number     529

Your account

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 0.30% (0.25% for Large Cap Equity and Small Cap Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.


Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.


--------------------------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                  As a % of          As a % of your
Your investment                   offering price     investment
Up to $49,999                     5.00%              5.26%
$50,000 - $99,999                 4.50%              4.71%
$100,000 - $249,999               3.50%              3.63%
$250,000 - $499,999               2.50%              2.56%
$500,000 - $999,999               2.00%              2.04%
$1,000,000 and over               See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                                  As a % of          As a % of your
Your investment                   offering price     investment
Up to $1,000,000                  1.00%              1.01%
$1,000,000 and over               none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                  CDSC on shares
Your investment                                   being sold
First $1M - $4,999,999                            1.00%
Next $1 - $5M above that                          0.50%
Next $1 or more above that                        0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


28 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                           CDSC on shares
Years after purchase                       being sold
1st year                                   5.00%
2nd year                                   4.00%
3rd or 4th year                            3.00%
5th year                                   2.00%
6th year                                   1.00%
After 6th year                             none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                       CDSC
1st year                                   1.00%
After 1st year                             none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:
o     to make payments through certain systematic withdrawal plans
o     to make certain distributions from a retirement plan
o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 29

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:
o     selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
      o     non-retirement account: $1,000
      o     retirement account: $250
      o     group investments: $250
      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


30 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check

[Clip Art]     o Make out a check for the       o Make out a check for the
                 investment amount, payable       investment amount payable to
                 to "John Hancock Signature       "John Hancock Signature
                 Services, Inc."                  Services, Inc."

               o Deliver the check and your     o Fill out the detachable
                 completed application to         investment slip from an
                 your financial                   account statement. If no
                 representative, or mail them     slip is available, include a
                 to Signature Services            note specifying the fund
                 (address below).                 name, your share class,
                                                  your account number and the
                                                  name(s) in which the account
                                                  is registered.

                                                o Deliver the check and
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail them
                                                  to Signature Services
                                                  (address below).

By exchange

[Clip Art]     o Call your financial            o Log on to www.jhfunds.com to
                 representative or Signature      process exchanges between
                 Services to request an           funds.
                 exchange.
                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch-tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services to request an
                                                  exchange.

By wire

[Clip Art]     o Deliver your completed         o Instruct your bank to wire
                 application to your              the amount of your
                 financial representative, or     investment to:
                 mail it to Signature               First Signature Bank & Trust
                 Services.                          Account # 900000260
                                                    Routing # 211475000
               o Obtain your account number
                 by calling your financial      Specify the fund name, your
                 representative or Signature    share class, your account
                 Services.                      number and the name(s) in
                                                which the account is
               o Instruct your bank to wire     registered. Your bank may
                 the amount of your             charge a fee to wire funds.
                 investment to:
                   First Signature Bank & Trust
                   Account # 900000260
                   Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By Internet

[Clip Art]     See "By exchange" and "By        o Verify that your bank or
               wire."                             credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.

                                                o Log on to www.jhfunds.com to
                                                  initiate purchases using
                                                  your authorized bank
                                                  account.

By phone

[Clip Art]     See "By exchange" and "By        o Verify that your bank or
               wire."                             credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.

                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch-tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services between 8 A.M. and
                                                  4 P.M. Eastern Time on most
                                                  business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------

                                                                 YOUR ACCOUNT 31

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
              Designed for                    To sell some or all of your shares

By letter

[Clip Art]    o Accounts of any type.         o Write a letter of
                                                instruction or complete a
              o Sales of any amount.            stock power indicating the
                                                fund name, your share class,
                                                your account number, the
                                                name(s) in which the account
                                                is registered and the dollar
                                                value or number of shares
                                                you wish to sell.

                                              o Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check will be mailed to
                                                the name(s) and address in
                                                which the account is
                                                registered, or otherwise
                                                according to your letter of
                                                instruction.

By Internet

[Clip Art]     o Most accounts.               o Log on to www.jhfunds.com to
                                                initiate redemptions from
               o Sales of up to $100,000.       your funds.


By phone

[Clip Art]     o Most accounts.               o Call EASI-Line for automated
                                                service 24 hours a day using
               o Sales of up to $100,000.       your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and
                                                4 P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]     o Requests by letter to sell   o To verify that the Internet
                 any amount.                    or telephone redemption
                                                privilege is in place on an
               o Requests by Internet or        account, or to request the
                 phone to sell up to            form to add it to an
                 $100,000.                      existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more
                                                will be wired on the next
                                                business day. A $4 fee will
                                                be deducted from your
                                                account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by
                                                check. Funds from EFT
                                                transactions are generally
                                                available by the second
                                                business day. Your bank may
                                                charge a fee for this
                                                service.

By exchange

[Clip Art]     o Accounts of any type.        o Obtain a current prospectus
                                                for the fund into which you
               o Sales of any amount.           are exchanging by Internet
                                                or by calling your
                                                financial representative or
                                                Signature Services.

                                              o Log on to www.jhfunds.com to
                                                process exchanges between
                                                your funds.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an
                                                exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


32 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
o     your address of record has changed within the past 30 days
o     you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                    Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or            o Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                              o On the letter, the signatures and
                                            titles of all persons authorized to
                                            sign for the account, exactly as the
                                            account is registered.

                                          o Signature guarantee if applicable
                                            (see above).

Owners of corporate, sole                 o Letter of instruction.
proprietorship, general partner or
association accounts.                     o Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/organization
                                            certification form.

                                          o On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                          o Signature guarantee if applicable
                                            (see above).

Owners or trustees of trust accounts.     o Letter of instruction.

                                          o On the letter, the signature(s) of
                                            the trustee(s).

                                          o Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                          o Signature guarantee if applicable
                                            (see above).

Joint tenancy shareholders with rights    o Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                          o Copy of death certificate.

                                          o Signature guarantee if applicable
                                            (see above).

Executors of shareholder estates.         o Letter of instruction signed by
                                            executor.

                                          o Copy of order appointing executor,
                                            certified within the past 12 months.

                                          o Signature guarantee if applicable
                                            (see above).

Administrators, conservators,             o Call 1-800-225-5291 for
guardians and other sellers or account      instructions.
types not listed above.

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                 YOUR ACCOUNT 33

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o     after any changes of name or address of the registered owner(s)
o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Balanced and Sovereign Investors Funds typically pay income dividends quarterly. All other funds declare and pay any income dividends annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and


34 YOUR ACCOUNT
capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
o     Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                 YOUR ACCOUNT 35

Fund details

--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Focused Equity, Growth Trends, Large Cap Equity, Large Cap Spectrum, Mid Cap Growth, Multi Cap Growth, and Small Cap Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Focused Equity, Large Cap Equity, Large Cap Growth, Large Cap Spectrum, Mid Cap Growth, Small Cap Equity and Small Cap Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                  % of net assets
--------------------------------------------------------------------------------
Balanced                              0.60%
Core Equity                           0.75%
Focused Equity                        0.85%
Growth Trends                         0.80%
Large Cap Equity                      0.625%
Large Cap Growth                      0.75%
Mid Cap Growth                        0.80%
Multi Cap Growth                      0.75%
Small Cap Equity                      0.70%
Small Cap Growth                      0.75%
Sovereign Investors                   0.55%

                                  ------------
                                  Shareholders
                                  ------------

                        ---------------------------------
  Distribution and        Financial services firms and
shareholder services          their representatives

                         Advise current and prospective
                           shareholders on their fund
                        investments, often in the context
                          of an overall financial plan.
                        ----------------------------------

                 ---------------------------------------------
                             Principal distributor

                            John Hancock Funds, LLC

                    Markets the fund and distributes shares
                       through selling brokers, financial
                 planners and other financial representatives.
                 ---------------------------------------------

                 ---------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.

                    Handles shareholder services, including
                  record-keeping and statements, distribution
                     of dividends and processing of buy and
                                 sell requests.
                 ---------------------------------------------

                 ---------------------------------------------
                                   Subadvisers                           Asset
                                                                      management
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                               New York, NY 10105

                          American Fund Advisors, Inc.
                                1415 Kellum Place
                              Garden City, NY 11530

                           Independence Investment LLC
                                 53 State Street
                                Boston, MA 02109

                                Mercury Advisors
                             800 Scudders Mill Road
                              Plainsboro, NJ 08536

                        Provide portfolio management to
                                 certain funds.
                 ---------------------------------------------

                 ---------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the fund's business and
                             investment activities.
                 ---------------------------------------------

                 ---------------------------------------------
                                   Custodian

                              The Bank of New York
                                One Wall Street
                               New York, NY 10286

                      Holds the fund's assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating the fund's NAV.
                 ---------------------------------------------

                 ---------------------------------------------
                                    Trustees

                         Oversee the fund's activities.
                 ---------------------------------------------


36 FUND DETAILS

--------------------------------------------------------------------------------

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.

Bernice S. Behar, CFA
-------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1991
Began business career in 1986

Paul J. Berlinguet
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2001
U.S. equity investment manager at
 Baring America Asset
 Management (1989-2001)
Began business career in 1986

Barry H. Evans, CFA
-------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

Roger C. Hamilton
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980


Henry E. Mehlman, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony
 Group (2001-2002)
Vice president and director of research, Congress Asset Management Co.
 (1999-2001)
Consultant, Essex Management
 (1996-1999)
Began business career in 1972

Alan E. Norton, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony
 Group (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
 (1995-2001)
Began business career in 1987

Thomas P. Norton, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset
 Management (1997-2002)
Began business career in 1986


Anurag Pandit, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

Steve Paspal, CFA
-------------------------------------------
Second vice president
Joined John Hancock Advisers in 1997
Vice president and
senior research analyst
 at Pennsylvania Merchant Group
 (1995-1997)
Began business career in 1990

Peter M. Schofield, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

John F. Snyder, III
-------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

Robert J. Uek, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1997
Corporate finance manager
 at Ernst & Young (1994-1997)
Began business career in 1990

James S. Yu, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2000
Analyst at Merrill Lynch Asset
 Management (1998-2000)
Analyst at Gabelli & Company
 (1995-1998)
Began business career in 1991


                                                                 FUND DETAILS 37

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED:                                               12-31-97    12-31-98    12-31-99    12-31-00  12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $12.27      $13.33      $14.06      $14.05      $13.03
Net investment income(2)                                                       0.37        0.36        0.35        0.33        0.30
Net realized and unrealized gain (loss) on investments                         2.14        1.47        0.18       (0.59)      (0.99)
Total from investment operations                                               2.51        1.83        0.53       (0.26)      (0.69)
Less distributions
From net investment income                                                    (0.37)      (0.36)      (0.36)      (0.33)      (0.32)
In excess of net investment income                                               --          --          --(3)       --          --
From net realized gain                                                        (1.08)      (0.74)      (0.18)      (0.43)         --
                                                                              (1.45)      (1.10)      (0.54)      (0.76)      (0.32)
Net asset value, end of period                                               $13.33      $14.06      $14.05      $13.03      $12.02
Total return(4) (%)                                                           20.79       14.01        3.89       (1.83)      (5.23)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                         $84         $97        $131        $148        $136
Ratio of expenses to average net assets (%)                                    1.22        1.21        1.22        1.31        1.37
Ratio of net investment income to average net assets (%)                       2.77        2.61        2.47        2.52        2.45
Portfolio turnover (%)                                                          115          83          94          99          98

CLASS B SHARES PERIOD ENDED:                                               12-31-97    12-31-98    12-31-99    12-31-00  12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $12.27      $13.33      $14.06      $14.05      $13.03
Net investment income(2)                                                       0.28        0.27        0.26        0.24        0.22
Net realized and unrealized gain (loss) on investments                         2.14        1.46        0.17       (0.59)      (1.00)
Total from investment operations                                               2.42        1.73        0.43       (0.35)      (0.78)
Less distributions
From net investment income                                                    (0.28)      (0.26)      (0.26)      (0.24)      (0.24)
In excess of net investment income                                               --          --          --(3)       --          --
From net realized gain                                                        (1.08)      (0.74)      (0.18)      (0.43)         --
                                                                              (1.36)      (1.00)      (0.44)      (0.67)      (0.24)
Net asset value, end of period                                               $13.33      $14.06      $14.05      $13.03      $12.01
Total return(4) (%)                                                           19.96       13.23        3.16       (2.51)      (5.99)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                        $101        $116        $112         $77         $46
Ratio of expenses to average net assets (%)                                    1.91        1.88        1.92        2.01        2.07
Ratio of net investment income to average net assets (%)                       2.08        1.93        1.76        1.78        1.75
Portfolio turnover (%)                                                          115          83          94          99          98


38 FUND DETAILS

CLASS C SHARES PERIOD ENDED:                                                            12-31-99(5)         12-31-00     12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $14.60            $14.05         $13.03
Net investment income(2)                                                                      0.19              0.24           0.21
Net realized and unrealized loss on investments                                              (0.37)            (0.59)         (0.99)
Total from investment operations                                                             (0.18)            (0.35)         (0.78)
Less distributions
From net investment income                                                                   (0.19)            (0.24)         (0.24)
In excess of net investment income                                                              --(3)             --             --
From net realized gain                                                                       (0.18)            (0.43)            --
                                                                                             (0.37)            (0.67)         (0.24)
Net asset value, end of period                                                              $14.05            $13.03         $12.01
Total return(4) (%)                                                                          (1.15)(6)         (2.51)         (5.99)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                         --(7)             $1             $2
Ratio of expenses to average net assets (%)                                                  1.848              2.01           2.07
Ratio of net investment income to average net assets (%)                                     1.888              1.93           1.76
Portfolio turnover (%)                                                                          94                99             98

(1) As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Class C shares began operations on 5-3-99.

(6)   Not annualized.

(7)   Less than $500,000.

(8)   Annualized.


                                                                 FUND DETAILS 39

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                               12-31-97    12-31-98    12-31-99    12-31-00     12-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $19.42      $23.93      $30.14      $33.21      $29.87
Net investment income (loss)(1)                                                0.10        0.05       (0.02)      (0.06)      (0.03)
Net realized and unrealized gain (loss) on investments                         5.55        6.81        3.72       (2.49)      (3.22)
Total from investment operations                                               5.65        6.86        3.70       (2.55)      (3.25)
Less distributions
From net investment income                                                    (0.04)         --          --          --          --
From net realized gain                                                        (1.10)      (0.65)      (0.63)      (0.42)      (0.01)
In excess of net realized gain                                                   --          --          --       (0.37)         --
                                                                              (1.14)      (0.65)      (0.63)      (0.79)      (0.01)
Net asset value, end of period                                               $23.93      $30.14      $33.21      $29.87      $26.61
Total return(2) (%)                                                           29.19(3)    28.84       12.37       (7.75)     (10.87)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                         $92        $201        $394        $373        $255
Ratio of expenses to average net assets (%)                                    1.42        1.39        1.37        1.41        1.47
Ratio of adjusted expenses to average net assets(4) (%)                        1.44          --          --          --          --
Ratio of net investment income (loss) to average net assets (%)                0.45        0.17       (0.06)      (0.19)      (0.12)
Portfolio turnover (%)                                                           62          50          98          82          76

CLASS B SHARES PERIOD ENDED:                                               12-31-97    12-31-98    12-31-99    12-31-00     12-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $19.41      $23.80      $29.75      $32.54      $29.06
Net investment loss(1)                                                        (0.06)      (0.14)      (0.24)      (0.27)      (0.22)
Net realized and unrealized gain (loss) on investments                         5.56        6.74        3.66       (2.42)      (3.12)
Total from investment operations                                               5.50        6.60        3.42       (2.69)      (3.34)
Less distributions
From net investment income                                                    (0.01)         --          --          --          --
From net realized gain                                                        (1.10)      (0.65)      (0.63)      (0.42)      (0.01)
In excess of net realized gain                                                   --          --          --       (0.37)         --
                                                                              (1.11)      (0.65)      (0.63)      (0.79)      (0.01)
Net asset value, end of period                                               $23.80      $29.75      $32.54      $29.06      $25.71
Total return(2) (%)                                                           28.39(3)    27.90       11.59       (8.35)     (11.49)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                        $135        $347        $664        $499        $377
Ratio of expenses to average net assets (%)                                    2.12        2.09        2.07        2.07        2.17
Ratio of adjusted expenses to average net assets(4) (%)                        2.14          --          --          --          --
Ratio of net investment income (loss) to average net assets (%)               (0.25)      (0.53)      (0.77)      (0.86)      (0.82)
Portfolio turnover (%)                                                           62          50          98          82          76


40 FUND DETAILS

CLASS C SHARES PERIOD ENDED:                                                        12-31-98(5)    12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $27.81         $29.75      $32.54      $29.05
Net investment loss(1)                                                                 (0.09)         (0.25)      (0.28)      (0.22)
Net realized and unrealized gain (loss) on investments                                  2.68           3.67       (2.42)      (3.12)
Total from investment operations                                                        2.59           3.42       (2.70)      (3.34)
Less distributions
From net realized gain                                                                 (0.65)         (0.63)      (0.42)      (0.01)
In excess of net realized gain                                                            --             --       (0.37)         --
                                                                                       (0.65)         (0.63)      (0.79)      (0.01)
Net asset value, end of period                                                        $29.75         $32.54      $29.05      $25.70
Total return(2) (%)                                                                     9.46(6)       11.59       (8.38)     (11.49)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                   $7            $30         $32         $30
Ratio of expenses to average net assets (%)                                             2.12(7)        2.08        2.11        2.17
Ratio of net investment loss to average net assets (%)                                 (0.53)(7)      (0.80)      (0.89)      (0.82)
Portfolio turnover (%)                                                                    50             98          82          76

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Total return would have been lower had certain expenses not been reduced during the period shown.

(4) Does not take into consideration expense reductions during the periods shown.

(5)   Class C shares began operations on 5-1-98.

(6)   Not annualized.

(7)   Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended December 31, 1997 would have been 29.17% for Class A and 28.37% for Class B, respectively.


                                                                 FUND DETAILS 41

Focused Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                                                                          10-31-01(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $10.00
Net investment loss(2)                                                                                                   (0.10)
Net realized and unrealized loss on investments                                                                          (2.73)
Total from investment operations                                                                                         (2.83)
Net asset value, end of period                                                                                           $7.17
Total return(3,4) (%)                                                                                                   (28.30)(5)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                    $12
Ratio of expenses to average net assets (%)                                                                               1.50(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   2.47(6)
Ratio of net investment loss to average net assets (%)                                                                   (1.09)(6)
Portfolio turnover (%)                                                                                                      97

CLASS B SHARES PERIOD ENDED:                                                                                          10-31-01(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $10.00
Net investment loss(2)                                                                                                   (0.17)
Net realized and unrealized loss on investments                                                                          (2.71)
Total from investment operations                                                                                         (2.88)
Net asset value, end of period                                                                                           $7.12
Total return(3,4) (%)                                                                                                   (28.80)(5)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                    $11
Ratio of expenses to average net assets (%)                                                                               2.20(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   3.17(6)
Ratio of net investment loss to average net assets (%)                                                                   (1.80)(6)
Portfolio turnover (%)                                                                                                      97

CLASS C SHARES PERIOD ENDED:                                                                                          10-31-01(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $10.00
Net investment loss(2)                                                                                                   (0.17)
Net realized and unrealized loss on investments                                                                          (2.71)
Total from investment operations                                                                                         (2.88)
Net asset value, end of period                                                                                           $7.12
Total return(3,4) (%)                                                                                                   (28.80)(5)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $4
Ratio of expenses to average net assets (%)                                                                               2.20(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   3.17(6)
Ratio of net investment loss to average net assets (%)                                                                   (1.78)(6)
Portfolio turnover (%)                                                                                                      97

(1)   Class A, Class B and Class C shares began operations on 11-1-00.

(2)   Based on average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A, Class B and Class C for the period ended October 31, 2001 would have been (29.27%), (29.77%) and (29.77%), respectively.


42 FUND DETAILS

Growth Trends Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                                                             10-31-00(1)       10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $10.00             $9.54
Net investment income (loss)(2)                                                                              0.01             (0.05)
Net realized and unrealized loss on investments                                                             (0.47)            (3.61)
Total from investment operations                                                                            (0.46)            (3.66)
Less distributions
From net investment income                                                                                     --             (0.01)
Net asset value, end of period                                                                              $9.54             $5.87
Total return(3,4) (%)                                                                                       (4.60)(5)        (38.37)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                       $86               $99
Ratio of expenses to average net assets (%)                                                                  1.65(6)           1.65
Ratio of adjusted expenses to average net assets(7) (%)                                                      1.75(6)           1.85
Ratio of net investment income (loss) to average net assets (%)                                              0.57(6)          (0.70)
Portfolio turnover (%)                                                                                         11               116

CLASS B SHARES PERIOD ENDED:                                                                             10-31-00(1)       10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $10.00             $9.54
Net investment loss(2)                                                                                         --(8)          (0.10)
Net realized and unrealized loss on investments                                                             (0.46)            (3.61)
Total from investment operations                                                                            (0.46)            (3.71)
Net asset value, end of period                                                                              $9.54             $5.83
Total return(3,4) (%)                                                                                       (4.60)(5)        (38.89)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                      $125              $161
Ratio of expenses to average net assets (%)                                                                  2.34(6)           2.35
Ratio of adjusted expenses to average net assets(7) (%)                                                      2.44(6)           2.55
Ratio of net investment loss to average net assets (%)                                                      (0.13)(6)         (1.40)
Portfolio turnover (%)                                                                                         11               116

CLASS C SHARES PERIOD ENDED:                                                                             10-31-00(1)       10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $10.00             $9.54
Net investment loss(2)                                                                                         --(8)          (0.10)
Net realized and unrealized loss on investments                                                             (0.46)            (3.61)
Total from investment operations                                                                            (0.46)            (3.71)
Net asset value, end of period                                                                              $9.54             $5.83
Total return(3,4) (%)                                                                                       (4.60)(5)        (38.89)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                       $53               $69
Ratio of expenses to average net assets (%)                                                                  2.34(6)           2.35
Ratio of adjusted expenses to average net assets(7) (%)                                                      2.44(6)           2.55
Ratio of net investment loss to average net assets (%)                                                      (0.13)(6)         (1.40)
Portfolio turnover (%)                                                                                         11               116

(1)   Class A, Class B and Class C shares began operations on 9-22-00.

(2)   Based on average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Less than $0.01 per share.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period ended October 31, 2000 for Class A, Class B and Class C would have been (4.61%), (4.61%) and (4.61%), respectively. For the year ended October 31, 2001, the returns without expense reduction would have been (38.39%), (38.91%) and (38.91%), for Class A, Class B and Class C shares, respectively.


                                                                 FUND DETAILS 43

Large Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED:                                         12-31-97       12-31-98       12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $15.62         $19.32         $21.26      $27.02      $20.93
Net investment income (loss)(1)                                          0.12           0.16           0.09(2)    (0.10)      (0.10)
Net realized and unrealized gain (loss) on investments                   5.57           2.85           7.80        0.07       (0.62)
Total from investment operations                                         5.69           3.01           7.89       (0.03)      (0.72)
Less distributions


From net investment income                                              (0.07)         (0.14)            --          --          --
From net realized gain                                                  (1.92)         (0.93)         (2.13)      (6.06)      (1.11)
                                                                        (1.99)         (1.07)         (2.13)      (6.06)      (1.11)
Net asset value, end of period                                         $19.32         $21.26         $27.02      $20.93      $19.10
Total return(3) (%)                                                     36.71          15.95(4)       37.89       (2.93)       3.36

------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $303           $421           $604        $774        $768
Ratio of expenses to average net assets (%)                              1.12           1.16           1.17        1.14        1.23
Ratio of adjusted expenses to average net (%)                              --           1.18             --          --          --
Ratio of net investment income (loss) to average net assets (%)          0.65           0.79           0.40       (0.39)      (0.50)
Portfolio turnover (%)                                                    102(6)          64            113         112          71

CLASS B SHARES PERIOD ENDED:                                         12-31-97       12-31-98       12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $15.66         $19.31         $21.20      $26.79      $20.52
Net investment income (loss)(1)                                         (0.02)          0.01          (0.07)      (0.30)      (0.25)
Net realized and unrealized gain (loss) on investments                   5.60           2.84           7.75        0.09       (0.61)
Total from investment operations                                         5.58           2.85           7.68       (0.21)      (0.86)
Less distributions
From net investment income                                              (0.01)         (0.03)            --          --          --
From net realized gain                                                  (1.92)         (0.93)         (2.09)      (6.06)      (1.11)
                                                                        (1.93)         (0.96)         (2.09)      (6.06)      (1.11)
Net asset value, end of period                                         $19.31         $21.20         $26.79      $20.52      $18.55
Total return(3) (%)                                                     35.80          15.05(4)       36.95       (3.64)      (4.12)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $340           $548           $768        $791        $718
Ratio of expenses to average net assets (%)                              1.87           1.91           1.88        1.89        1.98
Ratio of adjusted expenses to average net assets(5) (%)                    --           1.93             --          --          --
Ratio of net investment income (loss) to average net assets (%)         (0.10)          0.05          (0.31)      (1.13)      (1.25)
Portfolio turnover (%)                                                    102(6)          64            113         112          71


44 FUND DETAILS

CLASS C SHARES PERIOD ENDED:                                                      12-31-98(7)      12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $22.03           $21.20      $26.79      $20.52
Net investment income (loss)(1)                                                       0.03            (0.09)      (0.29)      (0.25)
Net realized and unrealized gain (loss) on investments                                0.09             7.77        0.08       (0.61)
Total from investment operations                                                      0.12             7.68       (0.21)      (0.86)
Less distributions
From net investment income                                                           (0.02)              --          --          --
From net realized gain                                                               (0.93)           (2.09)      (6.06)      (1.11)
                                                                                     (0.95)           (2.09)      (6.06)      (1.11)
Net asset value, end of period                                                      $21.20           $26.79      $20.52      $18.55
Total return(3) (%)                                                                   0.83(4,8)       36.94       (3.64)      (4.12)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                 $5              $13         $66        $120
Ratio of expenses to average net assets (%)                                           1.92(9)          1.92        1.89        1.98
Ratio of adjusted expenses to average net assets(5) (%)                               1.94               --          --          --
Ratio of net investment income (loss) to average net assets (%)                       0.28(9)         (0.40)      (1.14)      (1.24)
Portfolio turnover (%)                                                                  64              113         112          71

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) The total return would have been lower had certain expenses not been reduced during the periods shown.

(5)   Does not take into consideration expense reductions during the period.

(6)   Excludes merger activity.

(7)   Class C shares began operations on 5-1-98.

(8)   Not annualized.

(9)   Annualized.


                                                                 FUND DETAILS 45

Large Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED:                                            10-31-97    10-31-98       10-31-99    10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $23.28      $24.37         $22.27      $25.04      $20.73
Net investment loss(1)                                                     (0.12)      (0.11)         (0.17)      (0.23)      (0.13)
Net realized and unrealized gain (loss) on investments                      3.49        2.17           5.65       (1.48)      (9.42)
Total from investment operations                                            3.37        2.06           5.48       (1.71)      (9.55)
Less distributions
From net realized gain                                                     (2.28)      (4.16)         (2.71)      (2.60)      (0.80)
Net asset value, end of period                                            $24.37      $22.27         $25.04      $20.73      $10.38
Total return(2) (%)                                                        16.05        9.80          27.58       (8.15)     (47.77)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $303        $382           $484        $421        $209
Ratio of expenses to average net assets (%)                                 1.44        1.40           1.35        1.36        1.59
Ratio of net investment loss to average net assets (%)                     (0.51)      (0.50)         (0.70)      (0.97)      (0.99)
Portfolio turnover (%)                                                       133         153(3)         183         162         131

CLASS B SHARES PERIOD ENDED:                                            10-31-97    10-31-98       10-31-99    10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $22.83      $23.70         $21.38      $23.74      $19.40
Net investment loss(1)                                                     (0.27)      (0.25)         (0.31)      (0.37)      (0.21)
Net realized and unrealized gain (loss) on investments                      3.42        2.09           5.38       (1.37)      (8.77)
Total from investment operations                                            3.15        1.84           5.07       (1.74)      (8.98)
Less distributions
From net realized gain                                                     (2.28)      (4.16)         (2.71)      (2.60)      (0.80)
Net asset value, end of period                                            $23.70      $21.38         $23.74      $19.40       $9.62
Total return(2) (%)                                                        15.33        9.04          26.70       (8.79)     (48.12)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      $36        $217           $312        $239         $88
Ratio of expenses to average net assets (%)                                 2.13        2.08           2.02        2.05        2.24
Ratio of net investment loss to average net assets (%)                     (1.20)      (1.16)         (1.37)      (1.66)      (1.65)
Portfolio turnover (%)                                                       133         153(3)         183         162         131

CLASS C SHARES PERIOD ENDED:                                                     10-31-98(4)     10-31-99     10-31-00     10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $21.43          $21.37       $23.73       $19.39
Net investment loss(1)                                                              (0.10)          (0.31)       (0.37)       (0.20)
Net realized and unrealized gain (loss) on investments                               0.04            5.38        (1.37)       (8.78)
Total from investment operations                                                    (0.06)           5.07        (1.74)       (8.98)
Less distributions
From net realized gain                                                                 --           (2.71)       (2.60)       (0.80)
Net asset value, end of period                                                     $21.37          $23.73       $19.39        $9.61
Total return(2) (%)                                                                 (0.28)(5)       26.72        (8.80)      (48.15)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                $1              $1           $3           $4
Ratio of expenses to average net assets (%)                                         $2.10(6)         2.05         2.06         2.29
Ratio of net investment loss to average net assets (%)                              (1.14)(6)       (1.36)       (1.71)       (1.68)
Portfolio turnover (%)                                                                153(3)          183          162          131

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Portfolio turnover rate excludes merger activity.

(4)   Class C shares began operations on 6-1-98.

(5)   Not annualized.

(6)   Annualized.


46 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP

CLASS A SHARES PERIOD ENDED:                                               10-31-97    10-31-98    10-31-99    10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $10.92      $11.40       $9.11      $12.85      $16.03
Net investment loss(1)                                                        (0.06)      (0.09)      (0.12)      (0.17)      (0.12)
Net realized and unrealized gain (loss) on investments                         1.00       (0.89)       3.86        4.23       (7.48)
Total from investment operations                                               0.94       (0.98)       3.74        4.06       (7.60)
Less distributions
From net realized gain                                                        (0.46)      (1.31)         --       (0.88)      (0.77)
Net asset value, end of period                                               $11.40       $9.11      $12.85      $16.03       $7.66
Total return(2) (%)                                                            8.79       (9.40)      41.05       33.26      (49.87)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                        $142        $101        $112        $176         $85
Ratio of expenses to average net assets (%)                                    1.59        1.59        1.60        1.46        1.63
Ratio of net investment loss to average net assets (%)                        (0.57)      (0.86)      (1.14)      (1.08)      (1.13)
Portfolio turnover (%)                                                          317         168         153         146         211

CLASS B SHARES PERIOD ENDED:                                               10-31-97    10-31-98    10-31-99    10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $10.67      $11.03       $8.72      $12.22      $15.08
Net investment loss(1)                                                        (0.13)      (0.15)      (0.18)      (0.27)      (0.18)
Net realized and unrealized gain (loss) on investments                         0.95       (0.85)       3.68        4.01       (7.00)
Total from investment operations                                               0.82       (1.00)       3.50        3.74       (7.18)
Less distributions
From net realized gain                                                        (0.46)      (1.31)         --       (0.88)      (0.77)
Net asset value, end of period                                               $11.03       $8.72      $12.22      $15.08       $7.13
Total return(2) (%)                                                            7.84       (9.97)      40.14       32.30      (50.24)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                        $205        $134        $146        $241        $101
Ratio of expenses to average net assets (%)                                    2.28        2.27        2.23        2.16        2.33
Ratio of net investment loss to average net assets (%)                        (1.25)      (1.54)      (1.77)      (1.78)      (1.83)
Portfolio turnover (%)                                                          317         168         153         146         211

CLASS C SHARES PERIOD ENDED:                                                        10-31-98(3)    10-31-99    10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $9.99          $8.72      $12.21      $15.07
Net investment loss(1)                                                                 (0.06)         (0.19)      (0.27)      (0.18)
Net realized and unrealized gain (loss) on investments                                 (1.21)          3.68        4.01       (6.99)
Total from investment operations                                                       (1.27)          3.49        3.74       (7.17)
Less distributions
From net realized gain                                                                    --             --       (0.88)      (0.77)
Net asset value, end of period                                                         $8.72         $12.21      $15.07       $7.13
Total return(2) (%)                                                                    12.71(4)       40.02       32.32      (50.21)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                   --(5)          --(5)       $5          $3
Ratio of expenses to average net assets (%)                                             2.29(6)        2.30        2.16        2.33
Ratio of net investment loss to average net assets (%)                                 (1.66)(6)      (1.82)      (1.80)      (1.83)
Portfolio turnover (%)                                                                   168            153         146         211

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Class C shares began operations on 6-1-98.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.


                                                                 FUND DETAILS 47

Multi Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                                                                          10-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $10.00
Net investment loss(2)                                                                                                   (0.05)
Net realized and unrealized loss on investments                                                                          (3.17)
Total from investment operations                                                                                         (3.22)
Net asset value, end of period                                                                                           $6.78
Total return(3,4) (%)                                                                                                   (32.20)(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $2
Ratio of expenses to average net assets (%)                                                                               1.40(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   6.03(6)
Ratio of net investment loss to average net assets (%)                                                                   (0.80)(6)
Portfolio turnover (%)                                                                                                     106

CLASS B SHARES PERIOD ENDED:                                                                                          10-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $10.00
Net investment loss(2)                                                                                                   (0.10)
Net realized and unrealized loss on investments                                                                          (3.16)
Total from investment operations                                                                                         (3.26)
Net asset value, end of period                                                                                           $6.74
Total return(3,4) (%)                                                                                                   (32.60)(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $1
Ratio of expenses to average net assets (%)                                                                               2.10(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   6.73(6)
Ratio of net investment loss to average net assets (%)                                                                   (1.57)(6)
Portfolio turnover (%)                                                                                                     106

CLASS C SHARES PERIOD ENDED:                                                                                          10-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $10.00
Net investment loss(2)                                                                                                   (0.10)
Net realized and unrealized loss on investments                                                                          (3.16)
Total from investment operations                                                                                         (3.26)
Net asset value, end of period                                                                                           $6.74
Total return(3,4) (%)                                                                                                   (32.60)(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $1
Ratio of expenses to average net assets (%)                                                                               2.10(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   6.72(6)
Ratio of net investment loss to average net assets (%)                                                                   (1.56)(6)
Portfolio turnover (%)                                                                                                     106

(1)   Class A, Class B and Class C shares began operations on 12-1-00.

(2)   Based on average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A, Class B and Class C for the period ended October 31, 2001 would have been (36.45%), (36.85%) and (36.84%), respectively.


48 FUND DETAILS

Small Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED:                             12-31-96     12-31-97      10-31-98(1)    10-31-99      10-31-00   10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.39        $10.32       $12.27          $10.82        $17.27     $22.07
Net investment income (loss)(2)                            0.14          0.06         0.02           (0.09)        (0.18)     (0.18)
Net realized and unrealized gain (loss) on investments     1.17          2.52        (1.47)           6.67          6.35      (3.49)
Total from investment operations                           1.31          2.58        (1.45)           6.58          6.17      (3.67)
Less distributions
From net investment income                                (0.14)        (0.03)          --              --            --         --
From net realized gain                                    (1.24)        (0.60)          --           (0.13)        (1.37)     (1.81)
                                                          (1.38)        (0.63)          --           (0.13)        (1.37)     (1.81)
Net asset value, end of period                           $10.32        $12.27       $10.82          $17.27        $22.07     $16.59
Total return(3) (%)                                       12.91(4)      25.25(4)    (11.82)(4,5)     61.39(4)      37.75     (18.02)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $16           $21          $23             $52          $276       $353
Ratio of expenses to average net assets (%)                0.99          0.99         1.01(6)         1.39          1.36       1.35
Ratio of adjusted expenses to average net assets(7) (%)    1.70          1.59         1.62(6)         1.54            --         --
Ratio of net investment income (loss) to average net
 assets (%)                                                1.31          0.47         0.25(6)        (0.67)        (0.77)     (0.95)
Portfolio turnover (%)                                       72           140           69             140            36         66

CLASS B SHARES PERIOD ENDED:                             12-31-96     12-31-97      10-31-98(1)    10-31-99      10-31-00   10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.38        $10.31       $12.21          $10.71        $16.98     $21.51
Net investment income (loss)(2)                            0.07         (0.03)       (0.04)          (0.18)        (0.31)     (0.31)
Net realized and unrealized gain (loss) on investments     1.17          2.53        (1.46)           6.58          6.21      (3.37)
Total from investment operations                           1.24          2.50        (1.50)           6.40          5.90      (3.68)
Less distributions
From net investment income                                (0.07)           --           --              --            --         --
From net realized gain                                    (1.24)        (0.60)          --           (0.13)        (1.37)     (1.81)
                                                          (1.31)        (0.60)          --           (0.13)        (1.37)     (1.81)
Net asset value, end of period                           $10.31        $12.21       $10.71          $16.98        $21.51     $16.02
Total return(3) (%)                                       12.14(4)      24.41(4)    (12.29)(4,5)     60.33(4)      36.73     (18.58)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $22           $35          $31             $75          $249       $288
Ratio of expenses to average net assets (%)                1.69          1.69         1.71(6)         2.06          2.06       2.05
Ratio of adjusted expenses to average net assets(7) (%)    2.40          2.29         2.32(6)         2.21            --         --
Ratio of net investment income (loss) to average net
 assets (%)                                                0.62         (0.24)       (0.45)(6)       (1.34)        (1.38)     (1.65)
Portfolio turnover (%)                                       72           140           69             140            36         66


                                                                 FUND DETAILS 49

Small Cap Equity Fund continued

CLASS C SHARES PERIOD ENDED:                                            10-31-98(8)        10-31-99          10-31-00      10-31-01
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $13.39             $10.71            $16.97        $21.51
Net investment loss(2)                                                    (0.03)             (0.19)            (0.34)        (0.30)
Net realized and unrealized gain (loss) on investments                    (2.65)              6.58              6.25         (3.38)
Total from investment operations                                          (2.68)              6.39              5.91         (3.68)
Less distributions
From net realized gain                                                       --              (0.13)            (1.37)        (1.81)
Net asset value, end of period                                           $10.71             $16.97            $21.51        $16.02
Total return(3) (%)                                                      (20.01)(4,5)        60.24(4)          36.82        (18.58)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      --(9)              $4               $49           $96
Ratio of expenses to average net assets (%)                                1.71(6)            2.09              2.07          2.05
Ratio of adjusted expenses to average net assets(7) (%)                    2.32(6)            2.25                --            --
Ratio of net investment loss to average net assets (%)                    (0.54)(6)          (1.43)            (1.50)        (1.62)
Portfolio turnover (%)                                                       69                140                36            66

(1) Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Class C shares began operations on 5-1-98.

(9)   Less than $500,000.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:


Without the expense reductions, returns for the year or period ended December 31, 1996 and 1997, and October 31, 1998 and 1999 would have been 12.20%, 24.65%,
(12.43%) and 61.24% for Class A; 11.43%, 23.81%, (12.90%) and 60.18% for Class
B; and for Class C for the period or year ended October 31, 1998 and 1999 would have been 20.32% and 60.08%, respectively.



50 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED:                                       10-31-97(1)  10-31-98(1)   10-31-99     10-31-00        10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.22       $12.35        $8.41       $12.65          $13.70
Net investment loss(2)                                                 (0.07)       (0.08)       (0.12)       (0.14)          (0.09)
Net realized and unrealized gain (loss) on investments                  2.41        (1.34)        4.59         2.70           (4.51)
Total from investment operations                                        2.34        (1.42)        4.47         2.56           (4.60)
Less distributions
From net realized gain                                                 (0.21)       (2.52)       (0.23)       (1.51)          (0.56)
Net asset value, end of period                                        $12.35        $8.41       $12.65       $13.70           $8.54
Total return(3) (%)                                                    23.35       (14.14)       54.41        21.69          (35.04)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $209         $180         $267       $1,000            $684
Ratio of expenses to average net assets (%)                             1.29         1.37         1.34         1.28            1.41
Ratio of net investment loss to average net assets (%)                 (0.57)       (1.02)       (1.17)       (0.88)          (0.85)
Portfolio turnover (%)                                                    96          103          104          104(4)           82

CLASS B SHARES PERIOD ENDED:                                       10-31-97(1)  10-31-98(1)   10-31-99     10-31-00        10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.78       $11.72        $7.81       $11.64          $12.38
Net investment loss(2)                                                 (0.14)       (0.15)       (0.18)       (0.23)          (0.15)
Net realized and unrealized gain (loss) on investments                  2.29        (1.24)        4.24         2.48           (4.05)
Total from investment operations                                        2.15        (1.39)        4.06         2.25           (4.20)
Less distributions
From net realized gain                                                 (0.21)       (2.52)       (0.23)       (1.51)          (0.56)
Net asset value, end of period                                        $11.72        $7.81       $11.64       $12.38           $7.62
Total return(3) (%)                                                    22.44       (14.80)       53.31        20.79          (35.57)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $473         $362         $478         $949            $457
Ratio of expenses to average net assets (%)                             2.02         2.08         2.03         2.03            2.16
Ratio of net investment loss to average net assets (%)                 (1.30)       (1.73)       (1.87)       (1.62)          (1.59)
Portfolio turnover (%)                                                    96          103          104          104(4)           82

CLASS C SHARES PERIOD ENDED:                                                   10-31-98(5)     10-31-99     10-31-00        10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $8.96           $7.81       $11.62          $12.36
Net investment loss(2)                                                           (0.03)          (0.19)       (0.22)          (0.15)
Net realized and unrealized gain (loss) on investments                           (1.12)           4.23         2.47           (4.04)
Total from investment operations                                                 (1.15)           4.04         2.25           (4.19)
Less distributions
From net realized gain                                                              --           (0.23)       (1.51)          (0.56)
Net asset value, end of period                                                   $7.81          $11.62       $12.36           $7.61
Total return(3) (%)                                                             (12.83)(6)       53.05        20.83          (35.54)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                             --(7)           $4          $33             $24
Ratio of expenses to average net assets (%)                                       2.12(8)         2.09         2.02            2.16
Ratio of net investment loss to average net assets (%)                           (1.86)(8)       (1.94)       (1.62)          (1.59)
Portfolio turnover (%)                                                             103             104          104(4)           82

(1) All per share amounts and net asset values have been restated to reflect the four-for-one stock split effective 5-1-98.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Portfolio turnover rate excludes merger activity.

(5)   Class C shares began operations on 6-1-98.

(6)   Not annualized.

(7)   Less than $500,000.

(8)   Annualized.


                                                                 FUND DETAILS 51

Sovereign Investors Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED:                                          12-31-97     12-31-98     12-31-99     12-31-00    12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $19.48       $22.41       $24.23       $24.51       $23.35
Net investment income(2)                                                  0.32         0.31         0.30         0.33         0.32
Net realized and unrealized gain (loss) on investments                    5.31         3.11         1.11         0.61        (1.77)
Total from investment operations                                          5.63         3.42         1.41         0.94        (1.45)
Less distributions
From net investment income                                               (0.32)       (0.31)       (0.35)       (0.33)       (0.37)
From net realized gain                                                   (2.38)       (1.29)       (0.78)       (1.77)       (1.65)
                                                                         (2.70)       (1.60)       (1.13)       (2.10)       (2.02)
Net asset value, end of period                                          $22.41       $24.23       $24.51       $23.35       $19.88
Total return(3) (%)                                                      29.14        15.62         5.91         4.10        (6.06)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $1,748       $1,884       $1,788       $1,446       $1,217
Ratio of expenses to average net assets (%)                               1.06         1.03         1.05         1.08         1.10
Ratio of net investment income to average net assets (%)                  1.44         1.33         1.21         1.44         1.50
Portfolio turnover (%)                                                      62           51           64           46           76

CLASS B SHARES PERIOD ENDED:                                          12-31-97     12-31-98     12-31-99     12-31-00    12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $19.46       $22.38       $24.20       $24.48       $23.31
Net investment income(2)                                                  0.16         0.14         0.13         0.17         0.17
Net realized and unrealized gain (loss) on investments                    5.29         3.11         1.11         0.60        (1.76)
Total from investment operations                                          5.45         3.25         1.24         0.77        (1.59)
Less distributions
From net investment income                                               (0.15)       (0.14)       (0.18)       (0.17)       (0.21)
From net realized gain                                                   (2.38)       (1.29)       (0.78)       (1.77)       (1.65)
                                                                         (2.53)       (1.43)       (0.96)       (1.94)       (1.86)
Net asset value, end of period                                          $22.38       $24.20       $24.48       $23.31       $19.86
Total return(3) (%)                                                      28.14        14.79         5.20         3.32        (6.66)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                                   $611         $790         $820         $663         $551
Ratio of expenses to average net assets (%)                               1.83         1.79         1.73         1.78         1.80
Ratio of net investment income to average net assets (%)                  0.67         0.58         0.54         0.75         0.80
Portfolio turnover (%)                                                      62           51           64           46           76


CLASS C SHARES PERIOD ENDED:                                                     12-31-98(4)    12-31-99    12-31-00    12-31-01(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $24.43         $24.22      $24.50      $23.33
Net investment income(2)                                                             0.13           0.13        0.18        0.17
Net realized and unrealized gain (loss) on investments                               1.07           1.10        0.59       (1.76)
Total from investment operations                                                     1.20           1.23        0.77       (1.59)
Less distributions
From net investment income                                                          (0.12)         (0.17)      (0.17)      (0.21)
From net realized gain                                                              (1.29)         (0.78)      (1.77)      (1.65)
                                                                                    (1.41)         (0.95)      (1.94)      (1.86)
Net asset value, end of period                                                     $24.22         $24.50      $23.33      $19.88
Total return(3) (%)                                                                  5.18(5)        5.17        3.32       (6.66)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                                                $5            $11         $12         $17
Ratio of expenses to average net assets (%)                                          1.67(6)        1.75        1.79        1.80
Ratio of net investment income to average net assets (%)                             0.84(6)        0.51        0.76        0.82
Portfolio turnover (%)                                                                 51             64          46          76


(1) As required, effective January 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Class C shares began operations on 5-1-98.

(5)   Not annualized.

(6)   Annualized.


52 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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                                                 (C)2002 JOHN HANCOCK FUNDS, LLC
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